Revenue	12 Months Ended
Feb. 28, 2022
Disclosure of revenue [text block] [Abstract]
REVENUE

20. REVENUE

The Group generates revenue by offering a full-stack smart mobility technology SaaS platform for connected vehicles and other assets, vehicles sales and delivery services.

In the following table, revenue from contract with customers is disaggregated by revenue streams, primary geographical markets and timing of revenue recognition.

	Year ended February 28/29
Figures in Rand thousands	2022	2021	2020

Revenue from contracts with customers
Subscription revenue - Cartrack	2,565,745	2,209,017	1,887,717
Subscription revenue - Karooooo Logistics	2,420	–	–
Other revenue - Cartrack
Hardware sales	37,435	45,280	36,852
Installation revenue	21,321	20,511	752
Miscellaneous contract fees	12,299	15,735	16,572
Vehicle sales	67,310	–	–
Delivery service fees	39,621	–	–
Total revenue	2,746,151	2,290,543	1,941,893

Primary geographical markets
South Africa	2,123,153	1,681,928	1,417,465
Africa-Other	101,019	105,895	115,974
Europe	229,671	219,866	173,266
Asia-Pacific*, Middle East and USA	292,308	282,854	235,188
	2,746,151	2,290,543	1,941,893

Timing of revenue recognition
Products and services transferred at a point in time	177,986	81,526	54,176
Services transferred over time	2,568,165	2,209,017	1,887,717
Total revenue	2,746,151	2,290,543	1,941,893

*	Included in Asia-Pacific is revenue from Singapore amounted to ZAR 96.1 million (2021: ZAR 98.6 million).